Financial Risk Management (Tables) - VEON Holdings B.V. [Member]	12 Months Ended
Dec. 31, 2024
Financial Risk Management (Tables) [Line Items]
Schedule of Exchange Rates for Foreign Currencies, in which the Group’s Financial Assets and Liabilities

The exchange rates for foreign currencies, in which the Group’s financial assets and liabilities were denominated, against Ukrainian Hryvnia, as declared by the National Bank of Ukraine as of the dates and periods stated, are as follows:

	USD	EUR
January 01, 2023	36.569	38.951
Average for 2023	36.594	39.363
December 31, 2023	37.982	42.208
Average for 2024	40.159	43.459
December 31, 2024	42.039	43.926

Schedule of Exposure to Foreign Currency Changes for all Other Currencies is Not Material	The Company’s exposure to foreign currency changes for all other currencies is not material.
2024	Increase/ (decrease) in %	Increase/ (decrease) of profit before tax	Increase/ (decrease) of net investment
Change in USD exchange rate	+10.00%	34	28
Change in the EUR exchange rate	+10.00%	11	9

Change in USD exchange rate	-1.00%	(3)	(3)
Change in the EUR exchange rate	-1.00%	(1)	(1)
2023	Increase/ (decrease) in %	Increase/ (decrease) of profit before tax	Increase/ (decrease) of net investment
Change in USD exchange rate	+10.00%	14	11
Change in the EUR exchange rate	+10.00%	5	4

Change in USD exchange rate	-1.00%	(1)	(1)
Change in the EUR exchange rate	-1.00%	—	—

Schedule of Maximum Credit Risk Exposure

The Group’s maximum credit risk exposure at December 31 comprises:

	2024	2023
Cash and cash equivalents	674	425
Security deposits and cash collateral	64	56
Current financial investments	30	151
Financial assets at fair value	8	—
Trade and other receivables	40	55
Long-term accounts receivable	—	1
Loan receivable from VEON Amsterdam	363	343
Total	1,179	1,031

Schedule of Credit Quality of Cash and Cash Equivalents Including Security Deposits and Cash
	2024	2023
– CCC-/C rated	—	35
– Unrated – Other Ukrainian banks	493	164
– BBB- VEON Holdings	245	282
Total	738	481

Schedule of Maturity profile
As of December 31, 2024	Demand and less than 3 months	3 months to 12 months	12 months to 5 years	More than 5 years	Total
Bond liabilities principal amount	—	585	—	—	585
Bond liabilities accrued interest	—	6	—	—	6
Lease liabilities**	20	62	305	74	461
Trade and other payables*	110	—	—	—	110
Customer associated financial liabilities*	29	—	—	—	29
Loans	—	8	—	—	8
Total financial liabilities	159	661	305	74	1,199
As of December 31, 2023	Demand and less than 3 months	3 months to 12 months	12 months to 5 years	More than 5 years	Total
Bond liabilities principal amount	—	—	597	—	597
Bond liabilities accrued interest	—	5	—	—	5
Lease liabilities**	20	60	301	82	463
Trade and other payables*	95	—	—	—	95
Customer associated financial liabilities*	25	—	—	—	25
Loans	—	3	—	—	3
Total financial liabilities	140	68	898	82	1,188

*        Customer associated financial liabilities are part of Trade and other payables

**      Lease liabilities in the maturity profile presents undiscounted future value of payments, however, Statement of financial position shows present/discounted value of lease liabilities.